Income tax and deferred taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	$ 183,411	$ 175,361
Deferred tax expense (benefit) recognized in profit (loss) for the year	(29,096)	5,758
Deferred taxes related to items credited (charged) directly to equity	1,786	2,292
Total increases (decreases) in deferred tax liabilities (assets)	(27,310)	8,050
Deferred tax liability (asset) at end of period	156,101	183,411
Unrealized loss [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(82,075)	(75,832)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(8,509)	(6,243)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(8,509)	(6,243)
Deferred tax liability (asset) at end of period	(90,585)	(82,075)
Property, plant and equipment and capitalized interest [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	197,167	196,843
Deferred tax expense (benefit) recognized in profit (loss) for the year	(9,999)	324
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(9,999)	324
Deferred tax liability (asset) at end of period	187,168	197,167
Facility closure provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(7,313)	(4,280)
Deferred tax expense (benefit) recognized in profit (loss) for the year	714	(3,033)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	714	(3,033)
Deferred tax liability (asset) at end of period	(6,598)	(7,313)
Manufacturing expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	106,420	103,760
Deferred tax expense (benefit) recognized in profit (loss) for the year	795	2,660
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	795	2,660
Deferred tax liability (asset) at end of period	107,215	106,420
Staff severance indemnities, unemployment insurance [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	6,000	5,679
Deferred tax expense (benefit) recognized in profit (loss) for the year	514	1,007
Deferred taxes related to items credited (charged) directly to equity	155	(686)
Total increases (decreases) in deferred tax liabilities (assets)	669	321
Deferred tax liability (asset) at end of period	6,669	6,000
Vacation accrual [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(5,591)	(5,155)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(547)	(436)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(547)	(436)
Deferred tax liability (asset) at end of period	(6,138)	(5,591)
Inventory provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(23,885)	(28,155)
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,685	4,270
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,685	4,270
Deferred tax liability (asset) at end of period	(22,200)	(23,885)
Materials provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(7,982)	(6,239)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(830)	(1,743)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(830)	(1,743)
Deferred tax liability (asset) at end of period	(8,812)	(7,982)
Forwards [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	0	(2,169)
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,001	(514)
Deferred taxes related to items credited (charged) directly to equity	(1,001)	2,683
Total increases (decreases) in deferred tax liabilities (assets)	0	2,169
Deferred tax liability (asset) at end of period	0	0
Employee benefits [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(2,689)	(3,309)
Deferred tax expense (benefit) recognized in profit (loss) for the year	2,689	620
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	2,689	620
Deferred tax liability (asset) at end of period	0	(2,689)
Research and development expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	3,533	2,216
Deferred tax expense (benefit) recognized in profit (loss) for the year	46	1,317
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	46	1,317
Deferred tax liability (asset) at end of period	3,580	3,533
bad debt provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(3,542)	(4,188)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,530)	646
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,530)	646
Deferred tax liability (asset) at end of period	(5,072)	(3,542)
Provision for legal complaints and expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(2,546)	(4,013)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(17,091)	1,467
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(17,091)	1,467
Deferred tax liability (asset) at end of period	(19,637)	(2,546)
Loan approval expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	3,856	2,337
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,356	1,519
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,356	1,519
Deferred tax liability (asset) at end of period	5,212	3,856
Junior mining companies valued based on stock price [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	1,287	976
Deferred tax expense (benefit) recognized in profit (loss) for the year	0	0
Deferred taxes related to items credited (charged) directly to equity	2,642	311
Total increases (decreases) in deferred tax liabilities (assets)	2,642	311
Deferred tax liability (asset) at end of period	3,929	1,287
Royalties [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	1,357	3,278
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,668	(1,905)
Deferred taxes related to items credited (charged) directly to equity	(10)	(16)
Total increases (decreases) in deferred tax liabilities (assets)	1,658	(1,921)
Deferred tax liability (asset) at end of period	3,014	1,357
Tax loss benefit [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(2,296)	(1,124)
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,452	(1,172)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,452	(1,172)
Deferred tax liability (asset) at end of period	(844)	(2,296)
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	2,021	(5,005)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(3,475)	7,026
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(3,475)	7,026
Deferred tax liability (asset) at end of period	(1,454)	2,021
Foreign items other [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(311)	(259)
Deferred tax expense (benefit) recognized in profit (loss) for the year	965	(52)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	965	(52)
Deferred tax liability (asset) at end of period	$ 654	$ (311)